SCHEDULE OF SERIES A PREFERRED STOCK (Details) - shares			6 Months Ended		12 Months Ended
	Nov. 30, 2023	Feb. 17, 2022	Jun. 30, 2026		Dec. 31, 2024		Dec. 31, 2025	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares issued					4,500,000
Preferred stock, shares outstanding					4,500,000			4,000,000
Number of shares beneficially owned, shares		96,778,105
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			4,500,000		4,500,000		4,500,000		4,000,000
Preferred stock, shares outstanding			4,500,000		4,500,000		4,500,000	4,000,000	4,000,000
Number of shares beneficially owned, shares	2,500,000
Series A Preferred Stock [Member] | Mitch Eaglstein [Member]
Class of Stock [Line Items]
Title of class, description			Series A Preferred	[1]	Series A Preferred	[2]
Number of shares beneficially owned, shares			500,000		500,000
Percent of class			11.11%		11.11%
Series A Preferred Stock [Member] | Gope S. Kundnani [Member]
Class of Stock [Line Items]
Title of class, description			Series A Preferred	[1],[3]	Series A Preferred	[2],[4]
Number of shares beneficially owned, shares			4,000,000	[3]	4,000,000	[4]
Percent of class			88.89%	[3]	88.89%	[4]
Series A Preferred Stock [Member] | Officers And Directors [Member]
Class of Stock [Line Items]
Title of class, description			Series A Preferred	[1]	Series A Preferred	[2]
Number of shares beneficially owned, shares			4,500,000		4,500,000
Percent of class			100.00%		100.00%

[1]	Series A Preferred Stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action and has no right to convert into the Company’s Common Stock. Series A Preferred Stock was not affected by the 1-for-100 reverse stock split effective July 10, 2026. As of June 30, 2026 and as of the date of this Report, the Company had 4,500,000 shares of Series A Preferred Stock issued and outstanding.
[2]	Series A Preferred stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action. On December 12, 2016, the Board agreed to issue 2,600,000, 400,000, and 1,000,000 shares of Preferred Stock to Mitchell Eaglstein, Imran Firoz, and Felix R. Hong, respectively, as the founders, in consideration of services rendered to the Company. As of December 31, 2022, the Company had 4,000,000 preferred shares issued and outstanding.
[3]	The Company originally issued 2,600,000, 400,000, and 1,000,000 shares of Series A Preferred Stock to Mitchell M. Eaglstein, Imran Firoz, and Felix R. Hong, respectively, in December 2016 as founders, in consideration of services rendered. In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares, respectively, to Gope S. Kundnani, a Director of the Company. On November 30, 2023, the Company issued 2,500,000 shares of Series A Preferred Stock to Mr. Kundnani. On January 30, 2024, the Board of Directors approved the rescission and cancellation of 1,000,000 shares held by Mr. Eaglstein and 1,000,000 shares held by Mr. Hong. In connection with the Company’s contemplated listing on a national securities exchange, all 4,500,000 outstanding shares of Series A Preferred Stock are expected to be retired and cancelled immediately prior to the closing of the contemplated offering, without any cash consideration to the holders.
[4]	In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares to Gope S. Kundnani, the Director of the Company. As of September 30, 2023, the Company had 4,000,000 preferred shares issued and outstanding, with Eaglstein, Kundnani, and Hong holding 1,500,000, 1,500,000, and 1,000,000 shares, respectively.